UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

August 31, 2014

Georgia    •    Maryland    •    Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia	4
Maryland	6
Missouri	8
North Carolina	10
Oregon	12
South Carolina	14
Virginia	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	91

Federal Tax Information	92

Special Meeting of Shareholders	93

Board of Trustees’ Contract Approval	94

Management and Organization	97

Important Notices	100

Eaton Vance

Municipal Income Funds

August 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on September 1, 2013, the municipal market was at the tail end of a selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, heavy selling in municipals continued through the summer of 2013. Additional pressure on municipal markets came from the City of Detroit’s July 2013 bankruptcy filing and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in the opening month of the period after the Fed surprised the markets again by postponing its tapering of asset purchases. The municipal market, however, continued to experience outflows through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through August 31, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys. In addition, strong demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down. For the one-year period as a whole, long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended August 31, 2014, the Georgia, Missouri, North Carolina, Oregon and South Carolina Funds’ Class A shares at net asset value (NAV) outperformed the 10.14% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index2 (the Index), while the Maryland and Virginia Funds’ Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to normally invest in municipal bonds with maturities of 10 years or more in order to capture their typically higher yields and greater income stream than shorter-maturity issues. Management hedges to various degrees against the potential risk of volatility at the long end of the yield curve, by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bond prices went up, the Funds’ hedging strategy mitigated a portion of the Funds’ positive performance — and was thus a detractor from relative results versus the Index — for all Funds except the North Carolina and South Carolina Funds. Those two Funds did not employ a hedging strategy during the period.

All Funds employed a small amount of leverage throughout the year through Residual Interest Bond (RIB) financing6 that contributed modestly to relative results versus the Index. Management employed leverage in an effort to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of strong performance by municipal bonds, the use of leverage modestly helped performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2014

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 11.54%, outperforming the 10.14% return of the Index. Significant contributors to results versus the Index included an overweight and security selection in water and sewer bonds, security selection in bonds with 10-20 years remaining to maturity, and an overweight and security selection in Puerto Rico bonds. The major detractors from performance relative to the Index were the Fund’s hedging strategy, as mentioned earlier, security selection in bonds with maturities of 20 years or more, and an underweight in zero coupon bonds.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 9.67%, underperforming the 10.14% return of the Index. The Fund’s hedging strategy, an overweight in pre-refunded, or escrowed, bonds and security selection in water and sewer bonds all detracted from relative performance versus the Index during the period. In contrast, an overweight and security selection in the hospital sector, security selection in A-rated and BBB-rated bonds, and an overweight in bonds with 20–30 years remaining to maturity, contributed to performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 12.58%, outperforming the 10.14% return of the Index. Contributors to performance relative to the Index included an overweight and security selection in Puerto Rico bonds, an overweight in the hospital sector and an overweight in zero coupon bonds, which were the best-performing coupon structure in the Index during the one-year period. Because zero coupon issues are among the longest duration bonds, they were particularly sensitive to the positive effects of falling rates on bond prices. Detractors from performance versus the Index included the Fund’s hedging strategy, an underweight in the transportation sector, and security selection in long maturity bonds — securities with 20–30 years remaining to maturity.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 14.70%, outperforming the 10.14% return of the Index. Performance versus the Index was helped by an overweight and security selection in hospital bonds, an overweight in zero coupon bonds and an overweight and security selection in bonds with 20–30 years remaining to maturity, which outperformed shorter maturity issues during the period. In contrast, detractors from results versus the Index included an underweight in A-rated bonds and an overweight in pre-refunded bonds.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 13.48%, outperforming the 10.14% return of the Index. Performance versus the Index benefited from overweights and security selection in Puerto Rico bonds, local (city and town) general obligation bonds, and zero coupon bonds. Detractors from performance relative to the Index included the Fund’s hedging strategy, security selection in BBB-rated bonds, and security selection in long maturity bonds, with 20–30 years remaining to maturity.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 13.96%, outperforming the 10.14% return of the Index. Contributors to performance versus the Index included an overweight and security selection in Puerto Rico bonds, an overweight and security selection in the hospital sector and an overweight in bonds with coupons of 1%–3.875%. In contrast, security selection in BBB-rated bonds, security selection in bonds with 20 or more years remaining to maturity, and an underweight in the transportation sector all detracted from results relative to the Index.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 8.73%, underperforming the 10.14% return of the Index. Detractors from relative results versus the Index included the Fund’s hedging strategy, security selection in zero coupon bonds, and security selection in bonds with 20 or more years remaining to maturity. Contributors to performance relative to the Index included an overweight and security selection in the education sector, an overweight and security selection in bonds with coupons of 5.50%–5.99%, and security selection in bonds with 10–20 years remaining to maturity.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	11.54%	4.52%	3.47%
Class A with 4.75% Maximum Sales Charge	—	—	6.24	3.52	2.98
Class B at NAV	12/23/1991	12/23/1991	10.71	3.76	2.71
Class B with 5% Maximum Sales Charge	—	—	5.71	3.41	2.71
Class C at NAV	04/25/2006	12/23/1991	10.71	3.73	2.69
Class C with 1% Maximum Sales Charge	—	—	9.71	3.73	2.69
Class I at NAV	03/03/2008	12/23/1991	11.74	4.73	3.63
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.72	1.47	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.78%	3.02%	3.02%	3.98%
Taxable-Equivalent Distribution Rate		7.11	5.68	5.68	7.48
SEC 30-day Yield		2.37	1.75	1.74	2.69
Taxable-Equivalent SEC 30-day Yield		4.46	3.28	3.28	5.05

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					5.52%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$13,073	N.A.
Class C	$10,000	08/31/2004	$13,038	N.A.
Class I	$250,000	08/31/2004	$357,103	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	5.7%	BB	0.9%
AA	78.1	B	1.1
A	8.5	Not Rated	0.9
BBB	4.8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	9.67%	5.11%	3.97%
Class A with 4.75% Maximum Sales Charge	—	—	4.46	4.10	3.47
Class B at NAV	02/03/1992	02/03/1992	8.92	4.33	3.22
Class B with 5% Maximum Sales Charge	—	—	3.92	3.99	3.22
Class C at NAV	05/02/2006	02/03/1992	8.92	4.33	3.22
Class C with 1% Maximum Sales Charge	—	—	7.92	4.33	3.22
Class I at NAV	03/03/2008	02/03/1992	9.88	5.34	4.12
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.58%
Net		0.75	1.50	1.50	0.55

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.48%	2.71%	2.71%	3.68%
Taxable-Equivalent Distribution Rate		6.52	5.08	5.08	6.90
SEC 30-day Yield		2.06	1.41	1.41	2.36
Taxable-Equivalent SEC 30-day Yield		3.85	2.65	2.65	4.42

% Total Leverage[6]
RIB Financing					3.05%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$13,727	N.A.
Class C	$10,000	08/31/2004	$13,726	N.A.
Class I	$250,000	08/31/2004	$374,510	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	19.8%	BBB	5.0%
AA	37.6	Not Rated	10.9
A	26.7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	12.58%	5.14%	3.74%
Class A with 4.75% Maximum Sales Charge	—	—	7.26	4.13	3.24
Class B at NAV	05/01/1992	05/01/1992	11.67	4.35	2.98
Class B with 5% Maximum Sales Charge	—	—	6.67	4.01	2.98
Class C at NAV	02/16/2006	05/01/1992	11.67	4.35	2.95
Class C with 1% Maximum Sales Charge	—	—	10.67	4.35	2.95
Class I at NAV	08/03/2010	05/01/1992	12.68	5.33	3.83
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.74%	1.49%	1.49%	0.54%
Net		0.72	1.47	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.49%	2.73%	2.73%	3.70%
Taxable-Equivalent Distribution Rate		6.56	5.13	5.13	6.95
SEC 30-day Yield		1.94	1.30	1.30	2.24
Taxable-Equivalent SEC 30-day Yield		3.65	2.44	2.44	4.21

% Total Leverage[6]
RIB Financing					1.12%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$13,412	N.A.
Class C	$10,000	08/31/2004	$13,372	N.A.
Class I	$250,000	08/31/2004	$364,091	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	11.7%	BBB	7.3%
AA	70.8	Not Rated	4.1
A	6.1

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	14.70%	5.34%	4.29%
Class A with 4.75% Maximum Sales Charge	—	—	9.20	4.32	3.78
Class B at NAV	10/23/1991	10/23/1991	13.82	4.55	3.52
Class B with 5% Maximum Sales Charge	—	—	8.82	4.21	3.52
Class C at NAV	05/02/2006	10/23/1991	13.82	4.55	3.52
Class C with 1% Maximum Sales Charge	—	—	12.82	4.55	3.52
Class I at NAV	03/03/2008	10/23/1991	14.91	5.55	4.44
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.80%	1.55%	1.55%	0.60%
Net		0.74	1.49	1.49	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.57%	2.81%	2.81%	3.77%
Taxable-Equivalent Distribution Rate		6.70	5.27	5.27	7.07
SEC 30-day Yield		1.99	1.35	1.36	2.29
Taxable-Equivalent SEC 30-day Yield		3.74	2.54	2.54	4.30

% Total Leverage[6]
RIB Financing					7.10%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$14,139	N.A.
Class C	$10,000	08/31/2004	$14,137	N.A.
Class I	$250,000	08/31/2004	$386,147	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	12.6%	BBB	1.3%
AA	69.1	BB	0.5
A	16.5

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	13.48%	5.22%	3.92%
Class A with 4.75% Maximum Sales Charge	—	—	8.12	4.21	3.42
Class B at NAV	12/24/1991	12/24/1991	12.59	4.44	3.16
Class B with 5% Maximum Sales Charge	—	—	7.59	4.10	3.16
Class C at NAV	03/02/2006	12/24/1991	12.58	4.44	3.16
Class C with 1% Maximum Sales Charge	—	—	11.58	4.44	3.16
Class I at NAV	08/03/2010	12/24/1991	13.58	5.36	3.99
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.81%	1.56%	1.56%	0.61%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.82%	3.07%	3.07%	4.02%
Taxable-Equivalent Distribution Rate		7.49	6.02	6.02	7.88
SEC 30-day Yield		2.65	2.05	2.04	2.98
Taxable-Equivalent SEC 30-day Yield		5.19	4.01	4.01	5.84

% Total Leverage[6]
RIB Financing					5.33%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$13,646	N.A.
Class C	$10,000	08/31/2004	$13,651	N.A.
Class I	$250,000	08/31/2004	$369,725	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	14.2%	BBB	11.6%
AA	53.0	BB	4.2
A	15.2	Not Rated	1.8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	13.96%	5.39%	4.07%
Class A with 4.75% Maximum Sales Charge	—	—	8.60	4.37	3.57
Class B at NAV	10/02/1992	10/02/1992	13.02	4.60	3.30
Class B with 5% Maximum Sales Charge	—	—	8.02	4.26	3.30
Class C at NAV	01/12/2006	10/02/1992	13.13	4.62	3.30
Class C with 1% Maximum Sales Charge	—	—	12.13	4.62	3.30
Class I at NAV	03/03/2008	10/02/1992	14.17	5.59	4.21
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.79%	1.54%	1.54%	0.59%
Net		0.72	1.47	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.50%	2.75%	2.75%	3.71%
Taxable-Equivalent Distribution Rate		6.65	5.22	5.22	7.05
SEC 30-day Yield		2.21	1.59	1.58	2.52
Taxable-Equivalent SEC 30-day Yield		4.20	3.02	3.01	4.79

% Total Leverage[6]
RIB Financing					6.63%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$13,845	N.A.
Class C	$10,000	08/31/2004	$13,834	N.A.
Class I	$250,000	08/31/2004	$377,715	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	9.8%	A	27.4%
AA	52.7	BBB	10.1

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	8.73%	3.79%	2.78%
Class A with 4.75% Maximum Sales Charge	—	—	3.54	2.77	2.28
Class B at NAV	07/26/1991	07/26/1991	7.96	3.03	2.03
Class B with 5% Maximum Sales Charge	—	—	2.96	2.68	2.03
Class C at NAV	02/08/2006	07/26/1991	7.96	3.01	2.02
Class C with 1% Maximum Sales Charge	—	—	6.96	3.01	2.02
Class I at NAV	03/03/2008	07/26/1991	8.93	4.02	2.93
Barclays Municipal Bond Index	—	—	10.14%	5.39%	4.77%
Barclays 20 Year Municipal Bond Index	—	—	14.26	6.71	5.54

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.57%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.71%	2.95%	2.95%	3.92%
Taxable-Equivalent Distribution Rate		6.95	5.53	5.53	7.35
SEC 30-day Yield		2.28	1.66	1.65	2.59
Taxable-Equivalent SEC 30-day Yield		4.27	3.10	3.10	4.86

% Total Leverage[6]
RIB Financing					3.67%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2004	$12,228	N.A.
Class C	$10,000	08/31/2004	$12,214	N.A.
Class I	$250,000	08/31/2004	$333,891	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2014

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	18.5%	BB	0.4%
AA	57.2	CCC	2.9
A	7.5	Not Rated	3.4
BBB	10.1

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.30	$3.86	0.75%
Class B	$1,000.00	$1,038.30	$7.71	1.50%
Class C	$1,000.00	$1,037.10	$7.65	1.49%
Class I	$1,000.00	$1,042.30	$2.78	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

19

Eaton Vance

Municipal Income Funds

August 31, 2014

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.00	$3.79	0.74%
Class B	$1,000.00	$1,030.90	$7.63	1.49%
Class C	$1,000.00	$1,029.80	$7.62	1.49%
Class I	$1,000.00	$1,035.00	$2.77	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	0.74%
Class B	$1,000.00	$1,017.70	$7.58	1.49%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.90	$3.67	0.71%
Class B	$1,000.00	$1,045.90	$7.53	1.46%
Class C	$1,000.00	$1,045.90	$7.53	1.46%
Class I	$1,000.00	$1,050.90	$2.64	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.43	1.46%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

20

Eaton Vance

Municipal Income Funds

August 31, 2014

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,051.10	$3.83	0.74%
Class B	$1,000.00	$1,047.00	$7.69	1.49%
Class C	$1,000.00	$1,047.10	$7.69	1.49%
Class I	$1,000.00	$1,052.10	$2.79	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	0.74%
Class B	$1,000.00	$1,017.70	$7.58	1.49%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.70	$3.94	0.76%
Class B	$1,000.00	$1,051.80	$7.81	1.51%
Class C	$1,000.00	$1,051.80	$7.81	1.51%
Class I	$1,000.00	$1,056.60	$2.95	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87	0.76%
Class B	$1,000.00	$1,017.60	$7.68	1.51%
Class C	$1,000.00	$1,017.60	$7.68	1.51%
Class I	$1,000.00	$1,022.30	$2.91	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

21

Eaton Vance

Municipal Income Funds

August 31, 2014

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.40	$3.72	0.72%
Class B	$1,000.00	$1,044.90	$7.63	1.48%
Class C	$1,000.00	$1,044.90	$7.58	1.47%
Class I	$1,000.00	$1,049.40	$2.69	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class B	$1,000.00	$1,017.70	$7.53	1.48%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.00	$3.83	0.75%
Class B	$1,000.00	$1,024.50	$7.65	1.50%
Class C	$1,000.00	$1,023.30	$7.65	1.50%
Class I	$1,000.00	$1,029.00	$2.76	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.60	$7.63	1.50%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 104.8%

Security	Principal Amount (000’s omitted)	Value

Education — 4.1%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$649,650
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	857,303
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	865,695

		$2,372,648

Electric Utilities — 1.8%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,073,060

		$1,073,060

Escrowed / Prerefunded — 1.8%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,044,752

		$1,044,752

General Obligations — 15.1%
Georgia, 2.00%, 8/1/27	$315	$295,942
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	5,001,750
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,683,210
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	558,260
Lincoln County School District, 5.50%, 4/1/37	1,000	1,163,450

		$8,702,612

Hospital — 8.1%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,068,150
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,100,400
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	821,587
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,085,380
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	585,805

		$4,661,322

Industrial Development Revenue — 7.2%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,407,680
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	600	601,710

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	$925	$963,397
Vienna, Water and Sewerage, (Cargill), (AMT), 6.00%, 9/1/14	160	160,046

		$4,132,833

Insured – Education — 4.1%
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	$1,000	$1,128,510
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	1,125	1,265,816

		$2,394,326

Insured – Electric Utilities — 10.2%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$1,600	$1,732,560
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,140,610
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,267,656
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	935,214
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	512,737
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	278,460

		$5,867,237

Insured – General Obligations — 2.5%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,440,690

		$1,440,690

Insured – Hospital — 3.4%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,939,788

		$1,939,788

Insured – Lease Revenue / Certificates of Participation — 4.4%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,330	$1,431,013
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,092,970

		$2,523,983

Insured – Special Tax Revenue — 4.6%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,234,173

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	$785	$883,894
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	520,562

		$2,638,629

Insured – Water and Sewer — 9.7%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$546,255
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,911,943
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	815,648
Henry County, Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	1,000	1,259,280
Walton County, Water and Sewerage Authority, (AGM), 5.00%, 2/1/33	1,000	1,097,830

		$5,630,956

Other Revenue — 1.5%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$858,023

		$858,023

Senior Living / Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$500	$524,725

		$524,725

Special Tax Revenue — 9.7%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,208,207
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	836,002
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,875,387
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	226,720
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	243,729
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	474,018
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	222,188
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	500,385

		$5,586,636

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.4%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,151,690
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	842,543

		$1,994,233

Water and Sewer — 12.3%
Athens-Clarke County Unified Government, Water and Sewerage Revenue, 5.50%, 1/1/38	$1,000	$1,144,510
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,176,140
Cherokee County, Water and Sewerage Authority, 5.00%, 8/1/32	1,000	1,163,600
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	582,255
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,336,038
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,716,840

		$7,119,383

Total Tax-Exempt Investments — 104.8% (identified cost $55,393,431)		$60,505,836

Other Assets, Less Liabilities — (4.8)%		$(2,781,136)

Net Assets — 100.0%		$57,724,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 37.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 13.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

24	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 99.8%

Security	Principal Amount (000’s omitted)	Value

Education — 13.2%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,101,650
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,275,240
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,660	1,682,725
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,015,630
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,540,845
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,641,315

		$9,257,405

Escrowed / Prerefunded — 5.1%
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 6.00%, 5/1/35	$1,000	$1,037,860
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,525,237

		$3,563,097

General Obligations — 17.6%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,225,283
Baltimore County, 4.00%, 8/1/26	1,000	1,110,990
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,212,440
Baltimore, 4.00%, 10/15/25	1,520	1,687,641
Baltimore, 5.00%, 10/15/27	750	885,990
Maryland, 5.00%, 11/1/19	2,000	2,390,460
Montgomery County, 5.00%, 5/1/23	1,000	1,114,750
Montgomery County, 5.00%, 5/1/25	1,500	1,661,145

		$12,288,699

Hospital — 17.2%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$843,835
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,074,020
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,133,140
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,159,880

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	$1,000	$1,091,990
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,509,530
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,067,360
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,323,558
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,000	1,023,750
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	777,773

		$12,004,836

Housing — 5.9%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,022,380
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	1,050	1,071,735
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,016,020
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,014,280

		$4,124,415

Industrial Development Revenue — 2.8%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$780	$733,676
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	155	154,645
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,051,960

		$1,940,281

Insured – Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,396,716

		$1,396,716

Insured – Escrowed / Prerefunded — 5.5%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,846,398

		$3,846,398

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.0%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,509,917

		$3,509,917

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$167,275

		$167,275

Insured – Transportation — 5.4%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,559,936
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,228,480

		$3,788,416

Insured – Water and Sewer — 4.2%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,150,350
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,600	1,812,832

		$2,963,182

Other Revenue — 3.3%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,323,480

		$2,323,480

Senior Living / Life Care — 1.3%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$525,126
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	380,464

		$905,590

Special Tax Revenue — 5.4%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$720	$728,438
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	496,757
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	1,000	1,131,940
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,154,730
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	276,533

		$3,788,398

Security	Principal Amount (000’s omitted)	Value

Transportation — 5.7%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,093,490
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,863,500

		$3,956,990

Total Tax-Exempt Investments — 99.8% (identified cost $64,986,018)		$69,825,095

Other Assets, Less Liabilities — 0.2%		$166,587

Net Assets — 100.0%		$69,991,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.4% to 10.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 96.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,185,270

		$1,185,270

Education — 5.6%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,115,470
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,681,620
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,429,377

		$4,226,467

Escrowed / Prerefunded — 3.7%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,278,660
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	485	530,129

		$2,808,789

General Obligations — 18.1%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,127,390
Columbia School District, 5.00%, 3/1/31	1,000	1,132,240
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,154,440
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,117,750
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,113,410
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,116,440
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	775	767,018
Kansas City, 4.75%, 2/1/25	1,000	1,115,890
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,148,730
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,158,510
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	521,280
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	493,890
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,566,330

		$13,533,318

Security	Principal Amount (000’s omitted)	Value

Hospital — 9.5%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,086,190
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,073,040
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,172,030
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,078,430
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,080,680
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,051,770
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	554,525

		$7,096,665

Housing — 1.9%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$770	$770,955
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	130	137,852
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	395	423,657
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	70	70,631

		$1,403,095

Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,782,719

		$1,782,719

Insured – Education — 1.5%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,098,410

		$1,098,410

Insured – Electric Utilities — 6.9%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,618,215
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	906,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	261,030
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,390,957

		$5,176,787

27	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,239,042

		$3,239,042

Insured – General Obligations — 5.8%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,101,300
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	950,260
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,223,680
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,065,900

		$4,341,140

Insured – Hospital — 5.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,938,488
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,107,705

		$4,046,193

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$759,530

		$759,530

Insured – Lease Revenue / Certificates of Participation — 4.7%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$850,420
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,512,909
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,137,058

		$3,500,387

Insured – Special Tax Revenue — 4.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,845,497
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	448,376
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,715	219,829

		$3,513,702

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.9%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$994,746
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,206,860

		$2,201,606

Insured – Water and Sewer — 1.4%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,088,990

		$1,088,990

Other Revenue — 3.6%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,713,350

		$2,713,350

Senior Living / Life Care — 4.4%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$943,278
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,331,200
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,032,070

		$3,306,548

Special Tax Revenue — 1.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,607
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	326,819
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	440,753
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	320	273,462

		$1,339,641

Water and Sewer — 5.6%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,352,484
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,659,904
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,170,090

		$4,182,478

Total Tax-Exempt Investments — 96.8% (identified cost $66,112,354)		$72,544,127

Other Assets, Less Liabilities — 3.2%		$2,416,143

Net Assets — 100.0%		$74,960,270

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 99.9%

Security	Principal Amount (000’s omitted)	Value

Education — 11.5%
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,658,100
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,694,024
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,311,855
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,425,350
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	788,423
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,162,341

		$13,040,093

Electric Utilities — 4.9%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,417,400
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	750	688,935
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,389,420
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	997,369

		$5,493,124

Escrowed / Prerefunded — 3.2%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,749,677
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,826,920

		$3,576,597

General Obligations — 3.3%
Greensboro, 5.00%, 2/1/27	$650	$792,506
North Carolina, 4.00%, 6/1/23	2,000	2,335,820
North Carolina, 5.00%, 6/1/22	500	617,810

		$3,746,136

Hospital — 19.1%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,178,800
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,589,678
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,384,825
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,210,700

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	$825	$860,293
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,464,312
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,051,780
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	976,131
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,786,783
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,901,975
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,229,080

		$21,634,357

Housing — 2.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,463,405
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,530	1,550,854

		$3,014,259

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$833,160

		$833,160

Insured – Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,168,146

		$1,168,146

Insured – Electric Utilities — 3.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,144,591
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,622,115
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	556,920

		$4,323,626

Insured – General Obligations — 0.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$295,944

		$295,944

30	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 4.4%
Johnston Memorial Hospital, (AGM), 16.213%, 10/1/36(2)(3)(4)	$1,640	$2,336,934
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,683,475

		$5,020,409

Insured – Lease Revenue / Certificates of Participation — 2.4%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,654,755
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,091,620

		$2,746,375

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$528,902

		$528,902

Insured – Transportation — 5.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$2,904,850
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,113,350
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,689,192

		$5,707,392

Lease Revenue / Certificates of Participation — 17.1%
Buncombe County, 5.00%, 6/1/29	$750	$896,692
Buncombe County, 5.00%, 6/1/31	1,000	1,185,220
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	1,550	1,740,061
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,585,472
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,949,458
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,135,230
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,124,550
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,132,370
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,949,430
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,141,180
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,150,940
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,167,640
Wake County, 5.00%, 6/1/36	1,000	1,129,370
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,145,940

		$19,433,553

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,225,540
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,281,620

		$2,507,160

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,142,850

		$1,142,850

Special Tax Revenue — 0.6%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$626,919

		$626,919

Transportation — 3.9%
Charlotte Airport, 5.50%, 7/1/34	$535	$605,973
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,641,930
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,123,170
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,088,040

		$4,459,113

Water and Sewer — 12.3%
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	$355	$436,153
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	653,940
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,782,898
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,215,660
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,140,420
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,062,494
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,220,910
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,141,040
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,277,180

		$13,930,695

Total Tax-Exempt Investments — 99.9% (identified cost $104,130,344)		$113,228,810

Other Assets, Less Liabilities — 0.1%		$135,089

Net Assets — 100.0%		$113,363,899

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2014.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $2,336,934 or 2.1% of the Fund’s net assets.

32	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value

Education — 6.8%
Forest Grove, (Pacific University), 5.25%, 5/1/34	$1,000	$1,125,040
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,289,680
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,018,630
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,059,910
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	277,820
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	287,518
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,851,109

		$7,909,707

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,370,500

		$1,370,500

General Obligations — 27.1%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$943,470
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	402,472
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	234,392
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,230,390
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	347,259
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,145,157
Jackson County, School District No. 549C, 5.00%, 6/15/33	2,000	2,229,460
Klamath County, School District, 5.00%, 6/15/29	1,155	1,346,430
Lake Oswego, 5.00%, 6/1/33	2,450	2,871,057
Medford, 5.00%, 7/15/32	545	632,843
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	602,430
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	698,576
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,253,665
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,545	2,550,268
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	290,910
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	1,930	733,863
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,313,754
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	485,451

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	$2,740	$2,817,925
Portland, (Limited Tax-Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,531,983
Redmond, 5.00%, 6/1/28	605	706,930
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	603,750
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,521,633
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,210,200
Washington and Multnomah Counties, Beaverton School District 48J, 5.00%, 6/15/32	1,235	1,461,054
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,376,180

		$31,541,502

Hospital — 12.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,013,125
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,350	1,356,075
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,496,642
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	283,698
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,335,700
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,967,087
Oregon State Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,723,770

		$14,176,097

Housing — 7.5%
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	$720	$720,439
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	1,770	1,796,462
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,207,800
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	735	758,145
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	260	268,330

		$8,751,176

33	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$997,244
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,573,010

		$3,570,254

Insured – General Obligations — 7.0%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$816,387
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	648,288
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,343,400
Newport, (AGC), 0.00%, 6/1/28	1,000	625,590
Newport, (AGC), 0.00%, 6/1/29	1,225	733,616

		$8,167,281

Insured – Hospital — 8.1%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,494,198
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,429,450
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,468,960

		$9,392,608

Insured – Special Tax Revenue — 4.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,649,956
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	976,065
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,083,800

		$4,709,821

Insured – Transportation — 4.8%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$327,814
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,751,979
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,675	1,858,278
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,689,192

		$5,627,263

Other Revenue — 8.6%
Oregon Department of Administrative Services, 5.00%, 4/1/28(1)(2)	$8,740	$10,010,184

		$10,010,184

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 5.5%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,890,405
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,303,219
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,363,120
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	868,484

		$6,425,228

Transportation — 5.4%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,447,520
Redmond, Airport Revenue, 5.50%, 6/1/24	215	243,976
Redmond, Airport Revenue, 5.75%, 6/1/27	200	228,412
Redmond, Airport Revenue, 6.00%, 6/1/34	550	628,754
Redmond, Airport Revenue, 6.25%, 6/1/39	600	689,670

		$6,238,332

Total Tax-Exempt Investments — 101.3% (identified cost $112,079,660)		$117,889,953

Other Assets, Less Liabilities — (1.3)%		$(1,466,793)

Net Assets — 100.0%		$116,423,160

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 26.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,455,184.

34	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value

Education — 3.5%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,928,468
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	691,782
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	704,268

		$4,324,518

Electric Utilities — 6.6%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,197,279
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,939,007

		$8,136,286

General Obligations — 13.4%
Berkeley County, School District, 5.00%, 3/1/25	$1,500	$1,854,900
Charleston County, 4.00%, 11/1/29	2,650	2,870,480
Georgetown County, 5.00%, 3/1/31	2,510	2,918,151
Georgetown County, 5.00%, 3/1/33	2,750	3,165,772
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	578,040
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	217,764
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	760,069
South Carolina, 3.25%, 8/1/30	390	391,529
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,678,082

		$16,434,787

Hospital — 24.0%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,747,665
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,101,520
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,148,679
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,156,258
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	3,989,333
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	1,038,152
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,817,400
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	504,045
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,574,602

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	$2,010	$2,021,336
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,051,954
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,623,529
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,724,722

		$29,499,195

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,606,440

		$1,606,440

Insured – Electric Utilities — 5.1%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$859,465
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,025,873
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,269,472
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,214,094
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	881,790

		$6,250,694

Insured – Lease Revenue / Certificates of Participation — 3.7%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,408,699
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,084,800

		$4,493,499

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$718,708

		$718,708

Insured – Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,533,788
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,151,962

		$3,685,750

35	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Utilities — 3.1%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,265,300
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,576,280

		$3,841,580

Insured – Water and Sewer — 4.1%
Greenwood, Metropolitan District Sewer System, (AGM), 15.391%, 10/1/30(1)(2)(3)	$1,875	$2,718,900
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,284,180

		$5,003,080

Lease Revenue / Certificates of Participation — 15.3%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,333,101
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	579,745
Berkeley County, School District, 5.125%, 12/1/30	2,350	2,525,052
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,546,692
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,346,680
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,163,100
Laurens County, School District, 5.25%, 12/1/30	4,645	4,830,196
Newberry County, School District, 5.25%, 12/1/25	1,320	1,388,350

		$18,712,916

Special Tax Revenue — 1.7%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,174,280
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	931,751

		$2,106,031

Student Loan — 1.7%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,920	$2,073,619

		$2,073,619

Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,075,634

		$4,075,634

Water and Sewer — 7.3%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,144,100
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,378,000

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	$3,500	$4,035,605
North Charleston Sewer District, 2.00%, 1/1/29	500	448,330

		$9,006,035

Total Tax-Exempt Investments — 97.7% (identified cost $110,891,208)		$119,968,772

Other Assets, Less Liabilities — 2.3%		$2,809,152

Net Assets — 100.0%		$122,777,924

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 6.0% of total investments.

(1)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2014.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $2,718,900 or 2.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,446,693.

36	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 100.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,150,990
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), 5.25%, 11/1/33	2,615	2,957,591

		$4,108,581

Education — 11.6%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,860,803
University of Virginia, 5.00%, 6/1/40	3,100	3,450,362
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,482,360
Virginia College Building Authority, 5.00%, 9/1/38	275	307,486

		$10,101,011

Electric Utilities — 1.8%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,612,215

		$1,612,215

Escrowed / Prerefunded — 1.0%
Fauquier County Industrial Development Authority, (Fauquier Hospital), Prerefunded to 10/1/17, 5.25%, 10/1/37	$700	$801,430
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	95	112,073

		$913,503

General Obligations — 10.3%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,264,432
Norfolk, 5.00%, 8/1/28	750	895,073
Portsmouth, 4.75%, 7/15/25	500	568,865
Portsmouth, 5.25%, 7/15/25	675	788,130
Virginia, 4.00%, 6/1/26	1,000	1,132,410
Virginia, 5.00%, 6/1/31	2,000	2,345,040

		$8,993,950

Hospital — 20.9%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,921,639
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,369,840
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.96%, 8/1/38(3)	500	500,865

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$1,146,900
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	717,092
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,212,772
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,584,360
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,673,293
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28(4)	450	516,100
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,568,865

		$18,211,726

Insured – Education — 6.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,209,040

		$5,209,040

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$954,300
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	917,960

		$1,872,260

Insured – Hospital — 5.7%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,710,225
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,995	3,252,211

		$4,962,436

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$376,900

		$376,900

Insured – Transportation — 18.1%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,900,400
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,115,930
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,483,424
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22(5)	3,800	4,327,440

37	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$150,568
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,828,447

		$15,806,209

Lease Revenue / Certificates of Participation — 1.9%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,668,510

		$1,668,510

Other Revenue — 1.2%
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	$1,000	$1,091,150

		$1,091,150

Senior Living / Life Care — 3.5%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$100,739
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,120,414
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	810,060
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,010,040

		$3,041,253

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$485,588

		$485,588

Transportation — 4.2%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,126,510
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	418,930
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	392,990
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,718,100

		$3,656,530

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.1%
Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,701,642
Hopewell Sewer System Revenue, 5.00%, 7/15/33	1,000	1,119,800
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	497,206

		$5,318,648

Total Tax-Exempt Investments — 100.1% (identified cost $78,328,507)		$87,429,510

Other Assets, Less Liabilities — (0.1)%		$(96,740)

Net Assets — 100.0%		$87,332,770

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 20.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,591,640.

(3)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2014.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Assets and Liabilities

	August 31, 2014
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$55,393,431	$64,986,018	$66,112,354	$104,130,344
Unrealized appreciation	5,112,405	4,839,077	6,431,773	9,098,466
Investments, at value	$60,505,836	$69,825,095	$72,544,127	$113,228,810
Cash	$—	$1,582,889	$2,115,989	$3,122,273
Restricted cash*	256,000	114,000	78,000	—
Interest receivable	631,738	800,967	849,463	1,369,431
Receivable for investments sold	—	23,000	30,000	—
Receivable for Fund shares sold	16,155	56,898	422,139	107,729
Receivable for variation margin on open financial futures contracts	15,938	7,125	3,500	—
Total assets	$61,425,667	$72,409,974	$76,043,218	$117,828,243
Liabilities
Payable for floating rate notes issued	$3,375,000	$2,200,000	$850,000	$3,750,000
Payable for Fund shares redeemed	183,219	54,587	113,856	504,544
Distributions payable	44,995	54,038	19,565	65,384
Due to custodian	12,370	—	—	—
Payable to affiliates:
Investment adviser fee	13,871	17,872	19,485	33,506
Distribution and service fees	12,255	21,830	16,748	28,324
Interest expense and fees payable	1,682	3,451	2,582	10,402
Accrued expenses	57,575	66,514	60,712	72,184
Total liabilities	$3,700,967	$2,418,292	$1,082,948	$4,464,344
Net Assets	$57,724,700	$69,991,682	$74,960,270	$113,363,899
Sources of Net Assets
Paid-in capital	$63,907,549	$76,535,942	$77,701,288	$115,039,309
Accumulated net realized loss	(11,157,135)	(11,315,577)	(9,239,573)	(10,964,685)
Accumulated undistributed (distributions in excess of) net investment income	(44,995)	(26,128)	91,422	190,809
Net unrealized appreciation	5,019,281	4,797,445	6,407,133	9,098,466
Net Assets	$57,724,700	$69,991,682	$74,960,270	$113,363,899
Class A Shares
Net Assets	$41,884,164	$48,448,850	$65,399,410	$79,249,923
Shares Outstanding	4,866,546	5,316,098	6,806,421	8,634,357
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.61	$9.11	$9.61	$9.18
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.04	$9.56	$10.09	$9.64
Class B Shares
Net Assets	$856,936	$1,149,612	$1,158,801	$871,398
Shares Outstanding	93,185	115,672	109,127	88,281
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.20	$9.94	$10.62	$9.87
Class C Shares
Net Assets	$5,543,488	$15,875,062	$6,169,998	$17,629,877
Shares Outstanding	602,350	1,596,820	581,566	1,785,618
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.20	$9.94	$10.61	$9.87
Class I Shares
Net Assets	$9,440,112	$4,518,158	$2,232,061	$15,612,701
Shares Outstanding	1,093,831	494,690	231,976	1,696,343
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63	$9.13	$9.62	$9.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Assets and Liabilities — continued

	August 31, 2014
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$112,079,660	$110,891,208	$78,328,507
Unrealized appreciation	5,810,293	9,077,564	9,101,003
Investments, at value	$117,889,953	$119,968,772	$87,429,510
Cash	$4,431,288	$4,645,881	$2,768,900
Restricted cash*	195,000	—	405,000
Interest receivable	1,189,464	1,516,788	899,397
Receivable for investments sold	—	110,593	—
Receivable for Fund shares sold	95,097	301,416	21,273
Receivable for variation margin on open financial futures contracts	12,188	—	25,313
Total assets	$123,812,990	$126,543,450	$91,549,393
Liabilities
Payable for floating rate notes issued	$6,555,000	$3,100,000	$3,330,000
Payable for when-issued securities	—	—	510,440
Payable for Fund shares redeemed	652,964	451,271	202,080
Distributions payable	31,475	69,256	66,793
Payable to affiliates:
Investment adviser fee	35,364	36,704	24,660
Distribution and service fees	28,145	34,927	17,828
Interest expense and fees payable	16,812	4,812	978
Accrued expenses	70,070	68,556	63,844
Total liabilities	$7,389,830	$3,765,526	$4,216,623
Net Assets	$116,423,160	$122,777,924	$87,332,770
Sources of Net Assets
Paid-in capital	$131,737,012	$136,872,675	$100,870,130
Accumulated net realized loss	(21,253,570)	(23,285,737)	(22,621,633)
Accumulated undistributed net investment income	200,638	113,422	131,173
Net unrealized appreciation	5,739,080	9,077,564	8,953,100
Net Assets	$116,423,160	$122,777,924	$87,332,770
Class A Shares
Net Assets	$91,305,690	$76,957,841	$64,124,389
Shares Outstanding	10,428,170	8,284,065	7,879,351
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.76	$9.29	$8.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.20	$9.75	$8.55
Class B Shares
Net Assets	$2,444,901	$1,477,294	$1,092,910
Shares Outstanding	255,294	149,970	121,325
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$9.85	$9.01
Class C Shares
Net Assets	$13,558,167	$25,939,268	$7,475,427
Shares Outstanding	1,414,174	2,632,041	829,385
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.59	$9.86	$9.01
Class I Shares
Net Assets	$9,114,402	$18,403,521	$14,640,044
Shares Outstanding	1,041,855	1,979,242	1,794,521
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.75	$9.30	$8.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Operations

	Year Ended August 31, 2014
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$2,748,565	$3,227,030	$3,242,106	$5,509,073
Total investment income	$2,748,565	$3,227,030	$3,242,106	$5,509,073

Expenses
Investment adviser fee	$167,119	$220,589	$226,657	$412,996
Distribution and service fees
Class A	86,363	98,184	124,370	154,524
Class B	9,561	13,500	12,279	8,907
Class C	51,884	149,819	57,345	185,031
Trustees’ fees and expenses	2,974	3,542	3,610	5,287
Custodian fee	29,309	32,175	32,026	40,719
Transfer and dividend disbursing agent fees	21,434	29,849	27,278	44,095
Legal and accounting services	46,859	57,056	45,098	50,250
Printing and postage	11,254	13,605	12,697	17,827
Registration fees	925	7,082	3,060	1,305
Interest expense and fees	23,314	22,346	5,698	55,636
Miscellaneous	16,036	16,470	16,601	21,069
Total expenses	$467,032	$664,217	$566,719	$997,646
Deduct —
Reduction of custodian fee	$138	$150	$208	$436
Total expense reductions	$138	$150	$208	$436

Net expenses	$466,894	$664,067	$566,511	$997,210

Net investment income	$2,281,671	$2,562,963	$2,675,595	$4,511,863

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(209,957)	$(1,592,358)	$185,174	$(1,576,153)
Financial futures contracts	(1,220,058)	(471,994)	(311,054)	—
Net realized loss	$(1,430,015)	$(2,064,352)	$(125,880)	$(1,576,153)
Change in unrealized appreciation (depreciation) —
Investments	$5,547,882	$6,036,413	$5,865,103	$12,290,916
Financial futures contracts	(78,987)	(36,516)	(8,427)	—
Net change in unrealized appreciation (depreciation)	$5,468,895	$5,999,897	$5,856,676	$12,290,916

Net realized and unrealized gain	$4,038,880	$3,935,545	$5,730,796	$10,714,763

Net increase in net assets from operations	$6,320,551	$6,498,508	$8,406,391	$15,226,626

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Operations — continued

	Year Ended August 31, 2014
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$6,113,180	$6,200,782	$4,166,520
Total investment income	$6,113,180	$6,200,782	$4,166,520

Expenses
Investment adviser fee	$429,441	$461,249	$300,089
Distribution and service fees
Class A	176,175	152,440	128,952
Class B	26,429	19,452	12,616
Class C	142,060	242,435	73,381
Trustees’ fees and expenses	5,387	5,735	4,249
Custodian fee	39,984	43,171	35,603
Transfer and dividend disbursing agent fees	42,115	38,140	37,674
Legal and accounting services	51,463	54,355	45,015
Printing and postage	18,283	16,846	15,551
Registration fees	2,862	1,075	4,510
Interest expense and fees	87,219	76,262	28,255
Miscellaneous	20,675	19,675	15,621
Total expenses	$1,042,093	$1,130,835	$701,516
Deduct —
Reduction of custodian fee	$1,473	$1,180	$976
Total expense reductions	$1,473	$1,180	$976

Net expenses	$1,040,620	$1,129,655	$700,540

Net investment income	$5,072,560	$5,071,127	$3,465,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,586,466)	$(2,795,518)	$(1,111,199)
Financial futures contracts	(754,815)	—	(1,976,377)
Net realized loss	$(4,341,281)	$(2,795,518)	$(3,087,576)
Change in unrealized appreciation (depreciation) —
Investments	$13,726,073	$13,535,800	$7,122,402
Financial futures contracts	(71,213)	—	(120,975)
Net change in unrealized appreciation (depreciation)	$13,654,860	$13,535,800	$7,001,427

Net realized and unrealized gain	$9,313,579	$10,740,282	$3,913,851

Net increase in net assets from operations	$14,386,139	$15,811,409	$7,379,831

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Changes in Net Assets

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,281,671	$2,562,963	$2,675,595	$4,511,863
Net realized loss from investment transactions and financial futures contracts	(1,430,015)	(2,064,352)	(125,880)	(1,576,153)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,468,895	5,999,897	5,856,676	12,290,916
Net increase in net assets from operations	$6,320,551	$6,498,508	$8,406,391	$15,226,626
Distributions to shareholders —
From net investment income
Class A	$(1,715,495)	$(1,829,177)	$(2,402,807)	$(3,208,433)
Class B	(32,471)	(42,449)	(40,253)	(32,164)
Class C	(175,909)	(469,880)	(188,417)	(666,869)
Class I	(344,225)	(177,940)	(95,408)	(643,193)
Total distributions to shareholders	$(2,268,100)	$(2,519,446)	$(2,726,885)	$(4,550,659)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,833,478	$1,916,687	$6,444,594	$12,308,646
Class B	606	5,843	107,995	8,954
Class C	521,439	1,934,938	777,532	2,958,388
Class I	4,788,845	1,833,508	380,159	6,752,135
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,433,334	1,384,033	2,194,064	2,828,588
Class B	29,199	33,279	38,147	29,272
Class C	142,300	346,110	140,736	574,224
Class I	113,987	64,794	79,749	193,955
Cost of shares redeemed
Class A	(9,864,558)	(8,034,487)	(9,683,931)	(22,065,323)
Class B	(122,516)	(369,437)	(195,316)	(312,862)
Class C	(1,184,866)	(3,788,924)	(1,287,948)	(7,918,016)
Class I	(4,384,082)	(2,224,753)	(2,165,940)	(8,744,997)
Net asset value of shares exchanged
Class A	284,395	341,154	139,385	49,875
Class B	(284,395)	(341,154)	(139,385)	(49,875)
Net decrease in net assets from Fund share transactions	$(6,692,834)	$(6,898,409)	$(3,170,159)	$(13,387,036)

Net increase (decrease) in net assets	$(2,640,383)	$(2,919,347)	$2,509,347	$(2,711,069)

Net Assets
At beginning of year	$60,365,083	$72,911,029	$72,450,923	$116,074,968
At end of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,995)	$(26,128)	$91,422	$190,809

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$5,072,560	$5,071,127	$3,465,980
Net realized loss from investment transactions and financial futures contracts	(4,341,281)	(2,795,518)	(3,087,576)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	13,654,860	13,535,800	7,001,427
Net increase in net assets from operations	$14,386,139	$15,811,409	$7,379,831
Distributions to shareholders —
From net investment income
Class A	$(3,945,795)	$(3,213,065)	$(2,565,845)
Class B	(104,795)	(72,507)	(43,226)
Class C	(563,770)	(883,133)	(249,673)
Class I	(385,122)	(846,946)	(602,678)
Total distributions to shareholders	$(4,999,482)	$(5,015,651)	$(3,461,422)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,269,986	$9,976,061	$2,874,443
Class B	2,188	40,536	458
Class C	1,659,506	3,495,565	964,780
Class I	4,558,871	4,140,319	4,146,732
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,711,224	2,908,579	2,118,700
Class B	99,488	69,544	40,706
Class C	523,072	762,403	203,468
Class I	162,772	221,123	166,822
Cost of shares redeemed
Class A	(22,250,566)	(20,217,755)	(9,607,763)
Class B	(774,448)	(569,467)	(505,617)
Class C	(7,117,444)	(6,526,728)	(2,093,600)
Class I	(9,463,737)	(10,386,079)	(6,879,738)
Net asset value of shares exchanged
Class A	300,916	1,053,261	131,325
Class B	(300,916)	(1,053,261)	(131,325)
Net decrease in net assets from Fund share transactions	$(15,619,088)	$(16,085,899)	$(8,570,609)

Net decrease in net assets	$(6,232,431)	$(5,290,141)	$(4,652,200)

Net Assets
At beginning of year	$122,655,591	$128,068,065	$91,984,970
At end of year	$116,423,160	$122,777,924	$87,332,770

Accumulated undistributed net investment income included in net assets
At end of year	$200,638	$113,422	$131,173

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2013
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,579,198	$2,900,518	$3,130,015	$5,373,255
Net realized gain (loss) from investment transactions and financial futures contracts	879,597	(48,486)	(345,856)	932,390
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,578,109)	(7,112,814)	(8,240,380)	(18,216,131)
Net decrease in net assets from operations	$(4,119,314)	$(4,260,782)	$(5,456,221)	$(11,910,486)
Distributions to shareholders —
From net investment income
Class A	$(1,825,748)	$(2,127,530)	$(2,736,650)	$(3,655,514)
Class B	(47,858)	(58,193)	(46,872)	(56,763)
Class C	(203,903)	(502,508)	(191,398)	(775,217)
Class I	(465,037)	(186,012)	(130,395)	(824,186)
Tax return of capital
Class A	(18,233)	—	—	—
Class B	(417)	—	—	—
Class C	(1,990)	—	—	—
Class I	(4,513)	—	—	—
Total distributions to shareholders	$(2,567,699)	$(2,874,243)	$(3,105,315)	$(5,311,680)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,497,469	$2,247,211	$5,128,716	$17,155,477
Class B	808	5,610	1,916	10,982
Class C	1,046,598	5,822,604	1,225,133	6,400,955
Class I	2,577,043	3,256,429	2,359,845	6,750,600
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,420,282	1,611,238	2,461,127	3,144,965
Class B	41,243	46,181	43,668	51,469
Class C	164,289	371,816	142,360	668,414
Class I	180,103	80,933	115,750	240,109
Cost of shares redeemed
Class A	(6,920,023)	(11,438,323)	(19,979,981)	(17,892,856)
Class B	(144,875)	(215,277)	(279,519)	(443,701)
Class C	(2,175,453)	(4,161,766)	(997,196)	(5,259,889)
Class I	(5,766,395)	(2,071,133)	(603,149)	(6,768,021)
Net asset value of shares exchanged
Class A	769,730	219,900	309,940	424,857
Class B	(769,730)	(219,900)	(309,940)	(424,857)
Net increase (decrease) in net assets from Fund share transactions	$(5,078,911)	$(4,444,477)	$(10,381,330)	$4,058,504

Net decrease in net assets	$(11,765,924)	$(11,579,502)	$(18,942,866)	$(13,163,662)

Net Assets
At beginning of year	$72,131,007	$84,490,531	$91,393,789	$129,238,630
At end of year	$60,365,083	$72,911,029	$72,450,923	$116,074,968

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(49,975)	$(28,024)	$91,424	$190,810

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2013
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$6,728,448	$6,115,158	$4,182,625
Net realized gain from investment transactions and financial futures contracts	1,218,408	1,077,428	2,480,006
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(27,216,820)	(20,756,957)	(10,598,782)
Net decrease in net assets from operations	$(19,269,964)	$(13,564,371)	$(3,936,151)
Distributions to shareholders —
From net investment income
Class A	$(4,488,911)	$(3,717,852)	$(2,993,409)
Class B	(153,799)	(113,761)	(72,239)
Class C	(764,117)	(1,036,581)	(289,266)
Class I	(1,249,442)	(1,196,833)	(769,621)
Total distributions to shareholders	$(6,656,269)	$(6,065,027)	$(4,124,535)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,887,947	$13,775,130	$3,448,747
Class B	28,095	934	70,801
Class C	4,914,291	7,559,520	1,533,525
Class I	15,473,331	13,880,416	4,008,961
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,063,234	3,273,808	2,445,319
Class B	130,087	108,571	65,496
Class C	683,527	878,136	229,400
Class I	236,074	261,574	170,644
Cost of shares redeemed
Class A	(30,937,743)	(22,924,674)	(15,127,824)
Class B	(1,095,622)	(457,861)	(763,710)
Class C	(8,566,283)	(8,215,322)	(2,167,560)
Class I	(25,154,279)	(13,774,661)	(5,849,449)
Net asset value of shares exchanged
Class A	1,156,080	355,710	412,244
Class B	(1,156,080)	(355,710)	(412,244)
Net decrease in net assets from Fund share transactions	$(23,337,341)	$(5,634,429)	$(11,935,650)

Net decrease in net assets	$(49,263,574)	$(25,263,827)	$(19,996,336)

Net Assets
At beginning of year	$171,919,165	$153,331,892	$111,981,306
At end of year	$122,655,591	$128,068,065	$91,984,970

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,420	$131,172

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.030	$8.860	$8.440	$8.820	$8.500

Income (Loss) From Operations
Net investment income(1)	$0.335	$0.322	$0.352	$0.410	$0.400
Net realized and unrealized gain (loss)	0.578	(0.831)	0.419	(0.391)	0.310

Total income (loss) from operations	$0.913	$(0.509)	$0.771	$0.019	$0.710

Less Distributions
From net investment income	$(0.333)	$(0.318)	$(0.349)	$(0.399)	$(0.390)
Tax return of capital	—	(0.003)	(0.002)	—	—

Total distributions	$(0.333)	$(0.321)	$(0.351)	$(0.399)	$(0.390)

Net asset value — End of year	$8.610	$8.030	$8.860	$8.440	$8.820

Total Return(2)	11.54%	(5.98)%	9.31%	0.32%	8.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,884	$45,169	$50,236	$48,635	$58,448
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	0.72%	0.74%	0.76%	0.76%
Interest and fee expense(3)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	0.75%	0.76%	0.79%	0.85%	0.85%
Net investment income	4.00%	3.69%	4.06%	4.84%	4.57%
Portfolio Turnover	7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Georgia Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.580	$9.470	$9.020	$9.430	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.275	$0.309	$0.371	$0.357
Net realized and unrealized gain (loss)	0.617	(0.892)	0.446	(0.422)	0.342

Total income (loss) from operations	$0.908	$(0.617)	$0.755	$(0.051)	$0.699

Less Distributions
From net investment income	$(0.288)	$(0.270)	$(0.303)	$(0.359)	$(0.349)
Tax return of capital	—	(0.003)	(0.002)	—	—

Total distributions	$(0.288)	$(0.273)	$(0.305)	$(0.359)	$(0.349)

Net asset value — End of year	$9.200	$8.580	$9.470	$9.020	$9.430

Total Return(2)	10.71%	(6.71)%	8.51%	(0.47)%	7.80%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$857	$1,162	$2,157	$3,086	$5,143
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.47%	1.49%	1.51%	1.51%
Interest and fee expense(3)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	1.50%	1.51%	1.54%	1.60%	1.60%
Net investment income	3.25%	2.94%	3.35%	4.09%	3.81%
Portfolio Turnover	7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.580	$9.480	$9.030	$9.430	$9.090

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.275	$0.306	$0.372	$0.357
Net realized and unrealized gain (loss)	0.618	(0.902)	0.450	(0.413)	0.333

Total income (loss) from operations	$0.909	$(0.627)	$0.756	$(0.041)	$0.690

Less Distributions
From net investment income	$(0.289)	$(0.270)	$(0.304)	$(0.359)	$(0.350)
Tax return of capital	—	(0.003)	(0.002)	—	—

Total distributions	$(0.289)	$(0.273)	$(0.306)	$(0.359)	$(0.350)

Net asset value — End of year	$9.200	$8.580	$9.480	$9.030	$9.430

Total Return(2)	10.71%	(6.81)%	8.50%	(0.36)%	7.69%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,543	$5,683	$7,277	$6,996	$9,621
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.47%	1.49%	1.51%	1.51%
Interest and fee expense(3)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	1.50%	1.51%	1.54%	1.60%	1.60%
Net investment income	3.24%	2.93%	3.31%	4.10%	3.81%
Portfolio Turnover	7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.050	$8.890	$8.470	$8.850	$8.520

Income (Loss) From Operations
Net investment income(1)	$0.352	$0.341	$0.367	$0.427	$0.419
Net realized and unrealized gain (loss)	0.578	(0.842)	0.422	(0.390)	0.319

Total income (loss) from operations	$0.930	$(0.501)	$0.789	$0.037	$0.738

Less Distributions
From net investment income	$(0.350)	$(0.336)	$(0.366)	$(0.417)	$(0.408)
Tax return of capital	—	(0.003)	(0.003)	—	—

Total distributions	$(0.350)	$(0.339)	$(0.369)	$(0.417)	$(0.408)

Net asset value — End of year	$8.630	$8.050	$8.890	$8.470	$8.850

Total Return(2)	11.74%	(5.87)%	9.50%	0.53%	8.81%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,440	$8,352	$12,462	$9,207	$8,725
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51%	0.52%	0.54%	0.56%	0.56%
Interest and fee expense(3)	0.04%	0.04%	0.05%	0.09%	0.09%
Total expenses(4)	0.55%	0.56%	0.59%	0.65%	0.65%
Net investment income	4.19%	3.88%	4.22%	5.03%	4.77%
Portfolio Turnover	7%	19%	12%	6%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2014		2013	2012	2011	2010
Net asset value — Beginning of year	$8.620		$9.420	$8.840	$9.150	$8.670

Income (Loss) From Operations
Net investment income(1)	$0.338		$0.339	$0.365	$0.397	$0.391
Net realized and unrealized gain (loss)	0.484		(0.804)	0.576	(0.316)	0.474

Total income (loss) from operations	$0.822		$(0.465)	$0.941	$0.081	$0.865

Less Distributions
From net investment income	$(0.332)		$(0.335)	$(0.361)	$(0.391)	$(0.385)

Total distributions	$(0.332)		$(0.335)	$(0.361)	$(0.391)	$(0.385)

Net asset value — End of year	$9.110		$8.620	$9.420	$8.840	$9.150

Total Return(2)	9.67%		(5.14)%	10.81%	1.03%	10.15%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,449		$50,085	$62,306	$57,801	$75,279
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%		0.75%	0.75%	0.78%	0.78%
Interest and fee expense(3)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	0.77%		0.78%	0.79%	0.82%	0.81%
Net investment income	3.79%		3.63%	3.96%	4.53%	4.35%
Portfolio Turnover	0	%(5)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Amount is less than 0.5%.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Maryland Fund — Class B
	Year Ended August 31,
	2014		2013	2012	2011	2010
Net asset value — Beginning of year	$9.400		$10.270	$9.640	$9.980	$9.460

Income (Loss) From Operations
Net investment income(1)	$0.297		$0.293	$0.325	$0.361	$0.353
Net realized and unrealized gain (loss)	0.532		(0.874)	0.624	(0.346)	0.517

Total income (loss) from operations	$0.829		$(0.581)	$0.949	$0.015	$0.870

Less Distributions
From net investment income	$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Total distributions	$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Net asset value — End of year	$9.940		$9.400	$10.270	$9.640	$9.980

Total Return(2)	8.92%		(5.83)%	9.96%	0.26%	9.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,150		$1,738	$2,286	$3,494	$5,930
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%		1.50%	1.50%	1.53%	1.53%
Interest and fee expense(3)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	1.52%		1.53%	1.54%	1.57%	1.56%
Net investment income	3.05%		2.88%	3.25%	3.78%	3.61%
Portfolio Turnover	0	%(5)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Amount is less than 0.5%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2014		2013	2012	2011	2010
Net asset value — Beginning of year	$9.400		$10.280	$9.640	$9.980	$9.460

Income (Loss) From Operations
Net investment income(1)	$0.296		$0.291	$0.321	$0.361	$0.352
Net realized and unrealized gain (loss)	0.533		(0.882)	0.638	(0.346)	0.518

Total income (loss) from operations	$0.829		$(0.591)	$0.959	$0.015	$0.870

Less Distributions
From net investment income	$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Total distributions	$(0.289)		$(0.289)	$(0.319)	$(0.355)	$(0.350)

Net asset value — End of year	$9.940		$9.400	$10.280	$9.640	$9.980

Total Return(2)	8.92%		(5.92)%	10.07%	0.26%	9.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,875		$16,493	$16,094	$11,488	$15,194
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%		1.50%	1.50%	1.53%	1.52%
Interest and fee expense(3)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	1.52%		1.53%	1.54%	1.57%	1.55%
Net investment income	3.04%		2.86%	3.19%	3.78%	3.59%
Portfolio Turnover	0	%(5)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Amount is less than 0.5%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2014		2013	2012	2011	2010
Net asset value — Beginning of year	$8.640		$9.440	$8.860	$9.170	$8.680

Income (Loss) From Operations
Net investment income(1)	$0.357		$0.356	$0.382	$0.416	$0.406
Net realized and unrealized gain (loss)	0.484		(0.802)	0.579	(0.316)	0.487

Total income (loss) from operations	$0.841		$(0.446)	$0.961	$0.100	$0.893

Less Distributions
From net investment income	$(0.351)		$(0.354)	$(0.381)	$(0.410)	$(0.403)

Total distributions	$(0.351)		$(0.354)	$(0.381)	$(0.410)	$(0.403)

Net asset value — End of year	$9.130		$8.640	$9.440	$8.860	$9.170

Total Return(2)	9.88%		(4.93)%	11.02%	1.24%	10.47%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,518		$4,595	$3,805	$2,452	$5,565
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%		0.55%	0.55%	0.58%	0.58%
Interest and fee expense(3)	0.03%		0.03%	0.04%	0.04%	0.03%
Total expenses(4)	0.57%		0.58%	0.59%	0.62%	0.61%
Net investment income	3.99%		3.82%	4.14%	4.75%	4.50%
Portfolio Turnover	0	%(5)	10%	12%	1%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Amount is less than 0.5%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.870	$9.830	$9.180	$9.570	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.352	$0.348	$0.365	$0.390	$0.386
Net realized and unrealized gain (loss)	0.746	(0.963)	0.647	(0.393)	0.473

Total income (loss) from operations	$1.098	$(0.615)	$1.012	$(0.003)	$0.859

Less Distributions
From net investment income	$(0.358)	$(0.345)	$(0.362)	$(0.387)	$(0.369)

Total distributions	$(0.358)	$(0.345)	$(0.362)	$(0.387)	$(0.369)

Net asset value — End of year	$9.610	$8.870	$9.830	$9.180	$9.570

Total Return(2)	12.58%	(6.49)%	11.20%	0.09%	9.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$65,399	$61,391	$80,768	$76,391	$95,047
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	0.72%	0.73%	0.74%	0.75%
Interest and fee expense(3)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	0.72%	0.74%	0.75%	0.77%	0.77%
Net investment income	3.79%	3.59%	3.82%	4.28%	4.12%
Portfolio Turnover	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Missouri Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.810	$10.870	$10.140	$10.580	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.304	$0.327	$0.354	$0.349
Net realized and unrealized gain (loss)	0.817	(1.063)	0.724	(0.442)	0.523

Total income (loss) from operations	$1.129	$(0.759)	$1.051	$(0.088)	$0.872

Less Distributions
From net investment income	$(0.319)	$(0.301)	$(0.321)	$(0.352)	$(0.332)

Total distributions	$(0.319)	$(0.301)	$(0.321)	$(0.352)	$(0.332)

Net asset value — End of year	$10.620	$9.810	$10.870	$10.140	$10.580

Total Return(2)	11.67%	(7.17)%	10.50%	(0.74)%	8.82%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,159	$1,245	$1,936	$2,618	$4,467
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.47%	1.48%	1.50%	1.50%
Interest and fee expense(3)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	1.47%	1.49%	1.50%	1.53%	1.52%
Net investment income	3.04%	2.84%	3.11%	3.52%	3.38%
Portfolio Turnover	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.800	$10.860	$10.140	$10.570	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.303	$0.321	$0.354	$0.348
Net realized and unrealized gain (loss)	0.817	(1.062)	0.719	(0.432)	0.524

Total income (loss) from operations	$1.129	$(0.759)	$1.040	$(0.078)	$0.872

Less Distributions
From net investment income	$(0.319)	$(0.301)	$(0.320)	$(0.352)	$(0.332)

Total distributions	$(0.319)	$(0.301)	$(0.320)	$(0.352)	$(0.332)

Net asset value — End of year	$10.610	$9.800	$10.860	$10.140	$10.570

Total Return(2)	11.67%	(7.18)%	10.40%	(0.65)%	8.82%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,170	$6,061	$6,380	$4,796	$5,856
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.47%	1.48%	1.50%	1.49%
Interest and fee expense(3)	0.01%	0.02%	0.02%	0.03%	0.02%
Total expenses(4)	1.47%	1.49%	1.50%	1.53%	1.51%
Net investment income	3.05%	2.84%	3.04%	3.52%	3.37%
Portfolio Turnover	15%	10%	12%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2010(1)
	2014	2013	2012	2011
Net asset value — Beginning of period	$8.890	$9.850	$9.190	$9.580	$9.370

Income (Loss) From Operations
Net investment income(2)	$0.375	$0.367	$0.376	$0.402	$0.032
Net realized and unrealized gain (loss)	0.733	(0.962)	0.665	(0.386)	0.210

Total income (loss) from operations	$1.108	$(0.595)	$1.041	$0.016	$0.242

Less Distributions
From net investment income	$(0.378)	$(0.365)	$(0.381)	$(0.406)	$(0.032)

Total distributions	$(0.378)	$(0.365)	$(0.381)	$(0.406)	$(0.032)

Net asset value — End of period	$9.620	$8.890	$9.850	$9.190	$9.580

Total Return(3)	12.68%	(6.28)%	11.52%	0.30%	2.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,232	$3,753	$2,310	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51%	0.52%	0.53%	0.54%	0.56	%(5)
Interest and fee expense(6)	0.01%	0.02%	0.02%	0.03%	0.02	%(5)
Total expenses(7)	0.52%	0.54%	0.55%	0.57%	0.58	%(5)
Net investment income	4.05%	3.80%	3.91%	4.41%	4.19	%(5)
Portfolio Turnover	15%	10%	12%	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.340	$9.480	$8.820	$9.340	$8.810

Income (Loss) From Operations
Net investment income(1)	$0.363	$0.374	$0.407	$0.437	$0.429
Net realized and unrealized gain (loss)	0.843	(1.143)	0.656	(0.525)	0.513

Total income (loss) from operations	$1.206	$(0.769)	$1.063	$(0.088)	$0.942

Less Distributions
From net investment income	$(0.366)	$(0.371)	$(0.403)	$(0.432)	$(0.412)

Total distributions	$(0.366)	$(0.371)	$(0.403)	$(0.432)	$(0.412)

Net asset value — End of year	$9.180	$8.340	$9.480	$8.820	$9.340

Total Return(2)	14.70%	(8.46)%	12.27%	(0.79)%	10.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,250	$78,864	$87,573	$74,111	$86,047
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.75%	0.78%	0.77%
Interest and fee expense(3)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	0.78%	0.80%	0.82%	0.87%	0.85%
Net investment income	4.12%	4.00%	4.41%	4.98%	4.72%
Portfolio Turnover	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	North Carolina Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.970	$10.190	$9.490	$10.050	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.322	$0.328	$0.366	$0.398	$0.389
Net realized and unrealized gain (loss)	0.900	(1.225)	0.693	(0.565)	0.555

Total income (loss) from operations	$1.222	$(0.897)	$1.059	$(0.167)	$0.944

Less Distributions
From net investment income	$(0.322)	$(0.323)	$(0.359)	$(0.393)	$(0.374)

Total distributions	$(0.322)	$(0.323)	$(0.359)	$(0.393)	$(0.374)

Net asset value — End of year	$9.870	$8.970	$10.190	$9.490	$10.050

Total Return(2)	13.82%	(9.09)%	11.33%	(1.54)%	10.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$871	$1,103	$2,091	$2,544	$4,220
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.50%	1.53%	1.52%
Interest and fee expense(3)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	1.53%	1.55%	1.57%	1.62%	1.60%
Net investment income	3.40%	3.24%	3.70%	4.22%	3.98%
Portfolio Turnover	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.970	$10.190	$9.490	$10.050	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.322	$0.327	$0.360	$0.398	$0.385
Net realized and unrealized gain (loss)	0.901	(1.224)	0.699	(0.564)	0.558

Total income (loss) from operations	$1.223	$(0.897)	$1.059	$(0.166)	$0.943

Less Distributions
From net investment income	$(0.323)	$(0.323)	$(0.359)	$(0.394)	$(0.373)

Total distributions	$(0.323)	$(0.323)	$(0.359)	$(0.394)	$(0.373)

Net asset value — End of year	$9.870	$8.970	$10.190	$9.490	$10.050

Total Return(2)	13.82%	(9.09)%	11.32%	(1.54)%	10.13%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,630	$20,150	$21,402	$13,509	$14,952
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense(3)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	1.53%	1.55%	1.56%	1.62%	1.60%
Net investment income	3.39%	3.25%	3.63%	4.22%	3.94%
Portfolio Turnover	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.360	$9.500	$8.840	$9.370	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.382	$0.394	$0.426	$0.455	$0.447
Net realized and unrealized gain (loss)	0.843	(1.144)	0.656	(0.535)	0.523

Total income (loss) from operations	$1.225	$(0.750)	$1.082	$(0.080)	$0.970

Less Distributions
From net investment income	$(0.385)	$(0.390)	$(0.422)	$(0.450)	$(0.430)

Total distributions	$(0.385)	$(0.390)	$(0.422)	$(0.450)	$(0.430)

Net asset value — End of year	$9.200	$8.360	$9.500	$8.840	$9.370

Total Return(2)	14.91%	(8.25)%	12.35%	(0.57)%	11.23%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,613	$15,958	$18,174	$14,491	$17,125
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.54%	0.55%	0.58%	0.58%
Interest and fee expense(3)	0.05%	0.06%	0.07%	0.09%	0.08%
Total expenses(4)	0.58%	0.60%	0.62%	0.67%	0.66%
Net investment income	4.32%	4.20%	4.61%	5.18%	4.91%
Portfolio Turnover	8%	14%	8%	7%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.070	$9.570	$8.630	$9.180	$8.510

Income (Loss) From Operations
Net investment income(1)	$0.383	$0.380	$0.414	$0.443	$0.413
Net realized and unrealized gain (loss)	0.684	(1.504)	0.939	(0.554)	0.648

Total income (loss) from operations	$1.067	$(1.124)	$1.353	$(0.111)	$1.061

Less Distributions
From net investment income	$(0.377)	$(0.376)	$(0.413)	$(0.439)	$(0.391)

Total distributions	$(0.377)	$(0.376)	$(0.413)	$(0.439)	$(0.391)

Net asset value — End of year	$8.760	$8.070	$9.570	$8.630	$9.180

Total Return(2)	13.48%	(12.19)%	15.95%	(1.01)%	12.77%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$91,306	$89,102	$115,323	$99,049	$126,583
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.73%	0.74%	0.77%	0.78%
Interest and fee expense(3)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	0.81%	0.81%	0.84%	0.87%	0.82%
Net investment income	4.54%	4.05%	4.50%	5.21%	4.71%
Portfolio Turnover	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Oregon Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.830	$10.460	$9.440	$10.040	$9.310

Income (Loss) From Operations
Net investment income(1)	$0.353	$0.338	$0.380	$0.414	$0.380
Net realized and unrealized gain (loss)	0.741	(1.634)	1.016	(0.604)	0.708

Total income (loss) from operations	$1.094	$(1.296)	$1.396	$(0.190)	$1.088

Less Distributions
From net investment income	$(0.344)	$(0.334)	$(0.376)	$(0.410)	$(0.358)

Total distributions	$(0.344)	$(0.334)	$(0.376)	$(0.410)	$(0.358)

Net asset value — End of year	$9.580	$8.830	$10.460	$9.440	$10.040

Total Return(2)	12.59%	(12.75)%	15.00%	(1.73)%	11.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,445	$3,186	$5,927	$6,873	$10,773
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.49%	1.52%	1.53%
Interest and fee expense(3)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	1.56%	1.56%	1.59%	1.62%	1.57%
Net investment income	3.84%	3.29%	3.78%	4.44%	3.96%
Portfolio Turnover	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.840	$10.470	$9.450	$10.050	$9.320

Income (Loss) From Operations
Net investment income(1)	$0.354	$0.339	$0.376	$0.415	$0.380
Net realized and unrealized gain (loss)	0.740	(1.634)	1.020	(0.605)	0.708

Total income (loss) from operations	$1.094	$(1.295)	$1.396	$(0.190)	$1.088

Less Distributions
From net investment income	$(0.344)	$(0.335)	$(0.376)	$(0.410)	$(0.358)

Total distributions	$(0.344)	$(0.335)	$(0.376)	$(0.410)	$(0.358)

Net asset value — End of year	$9.590	$8.840	$10.470	$9.450	$10.050

Total Return(2)	12.58%	(12.74)%	14.99%	(1.72)%	11.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,558	$17,275	$23,894	$16,815	$21,031
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.48%	1.52%	1.53%
Interest and fee expense(3)	0.08%	0.08%	0.10%	0.10%	0.04%
Total expenses(4)	1.56%	1.56%	1.58%	1.62%	1.57%
Net investment income	3.84%	3.30%	3.72%	4.46%	3.96%
Portfolio Turnover	16%	40%	17%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2010(1)
	2014	2013	2012	2011
Net asset value — Beginning of period	$8.070	$9.560	$8.620	$9.180	$8.850

Income (Loss) From Operations
Net investment income(2)	$0.401	$0.397	$0.419	$0.461	$0.033
Net realized and unrealized gain (loss)	0.673	(1.493)	0.951	(0.566)	0.330

Total income (loss) from operations	$1.074	$(1.096)	$1.370	$(0.105)	$0.363

Less Distributions
From net investment income	$(0.394)	$(0.394)	$(0.430)	$(0.455)	$(0.033)

Total distributions	$(0.394)	$(0.394)	$(0.430)	$(0.455)	$(0.033)

Net asset value — End of period	$8.750	$8.070	$9.560	$8.620	$9.180

Total Return(3)	13.58%	(11.92)%	16.19%	(0.92)%	4.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,114	$13,092	$26,776	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.53%	0.53%	0.57%	0.60	%(5)
Interest and fee expense(6)	0.08%	0.08%	0.10%	0.10%	0.04	%(5)
Total expenses(7)	0.61%	0.61%	0.63%	0.67%	0.64	%(5)
Net investment income	4.76%	4.21%	4.48%	5.44%	4.66	%(5)
Portfolio Turnover	16%	40%	17%	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.500	$9.690	$8.930	$9.530	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.382	$0.382	$0.401	$0.442	$0.413
Net realized and unrealized gain (loss)	0.785	(1.193)	0.758	(0.603)	0.639

Total income (loss) from operations	$1.167	$(0.811)	$1.159	$(0.161)	$1.052

Less Distributions
From net investment income	$(0.377)	$(0.379)	$(0.399)	$(0.439)	$(0.392)

Total distributions	$(0.377)	$(0.379)	$(0.399)	$(0.439)	$(0.392)

Net asset value — End of year	$9.290	$8.500	$9.690	$8.930	$9.530

Total Return(2)	13.96%	(8.73)%	13.21%	(1.52)%	12.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,958	$76,573	$93,466	$78,406	$109,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	0.72%	0.74%	0.76%	0.75%
Interest and fee expense(3)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	0.78%	0.79%	0.81%	0.86%	0.79%
Net investment income	4.26%	3.98%	4.28%	4.99%	4.51%
Portfolio Turnover	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	South Carolina Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.020	$10.270	$9.470	$10.110	$9.410

Income (Loss) From Operations
Net investment income(1)	$0.340	$0.329	$0.354	$0.398	$0.365
Net realized and unrealized gain (loss)	0.818	(1.253)	0.795	(0.643)	0.680

Total income (loss) from operations	$1.158	$(0.924)	$1.149	$(0.245)	$1.045

Less Distributions
From net investment income	$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Total distributions	$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Net asset value — End of year	$9.850	$9.020	$10.270	$9.470	$10.110

Total Return(2)	13.02%	(9.30)%	12.30%	(2.29)%	11.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,477	$2,797	$3,909	$4,585	$7,252
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.47%	1.49%	1.52%	1.51%
Interest and fee expense(3)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	1.54%	1.54%	1.56%	1.62%	1.55%
Net investment income	3.60%	3.23%	3.56%	4.24%	3.76%
Portfolio Turnover	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.020	$10.280	$9.470	$10.110	$9.410

Income (Loss) From Operations
Net investment income(1)	$0.333	$0.329	$0.350	$0.399	$0.365
Net realized and unrealized gain (loss)	0.835	(1.263)	0.809	(0.644)	0.680

Total income (loss) from operations	$1.168	$(0.934)	$1.159	$(0.245)	$1.045

Less Distributions
From net investment income	$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Total distributions	$(0.328)	$(0.326)	$(0.349)	$(0.395)	$(0.345)

Net asset value — End of year	$9.860	$9.020	$10.280	$9.470	$10.110

Total Return(2)	13.13%	(9.39)%	12.41%	(2.29)%	11.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,939	$25,971	$29,876	$22,267	$28,500
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.47%	1.48%	1.51%	1.50%
Interest and fee expense(3)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	1.53%	1.54%	1.55%	1.61%	1.54%
Net investment income	3.51%	3.23%	3.51%	4.25%	3.75%
Portfolio Turnover	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.510	$9.700	$8.930	$9.540	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.402	$0.402	$0.422	$0.459	$0.432
Net realized and unrealized gain (loss)	0.783	(1.193)	0.766	(0.612)	0.637

Total income (loss) from operations	$1.185	$(0.791)	$1.188	$(0.153)	$1.069

Less Distributions
From net investment income	$(0.395)	$(0.399)	$(0.418)	$(0.457)	$(0.409)

Total distributions	$(0.395)	$(0.399)	$(0.418)	$(0.457)	$(0.409)

Net asset value — End of year	$9.300	$8.510	$9.700	$8.930	$9.540

Total Return(2)	14.17%	(8.53)%	13.55%	(1.43)%	12.32%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,404	$22,726	$26,081	$24,270	$39,520
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52%	0.52%	0.54%	0.56%	0.56%
Interest and fee expense(3)	0.06%	0.07%	0.07%	0.10%	0.04%
Total expenses(4)	0.58%	0.59%	0.61%	0.66%	0.60%
Net investment income	4.49%	4.19%	4.49%	5.17%	4.71%
Portfolio Turnover	10%	44%	30%	14%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$7.790	$8.460	$8.060	$8.480	$8.360

Income (Loss) From Operations
Net investment income(1)	$0.320	$0.334	$0.354	$0.394	$0.396
Net realized and unrealized gain (loss)	0.350	(0.675)	0.397	(0.424)	0.100

Total income (loss) from operations	$0.670	$(0.341)	$0.751	$(0.030)	$0.496

Less Distributions
From net investment income	$(0.320)	$(0.329)	$(0.351)	$(0.390)	$(0.376)

Total distributions	$(0.320)	$(0.329)	$(0.351)	$(0.390)	$(0.376)

Net asset value — End of year	$8.140	$7.790	$8.460	$8.060	$8.480

Total Return(2)	8.73%	(4.25)%	9.48%	(0.31)%	5.97%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,124	$65,762	$80,350	$80,065	$99,082
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	0.73%	0.76%	0.77%	0.78%
Interest and fee expense(3)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	0.75%	0.77%	0.80%	0.82%	0.82%
Net investment income	3.98%	3.97%	4.27%	4.82%	4.61%
Portfolio Turnover	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Virginia Fund — Class B
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.620	$9.360	$8.920	$9.380	$9.250

Income (Loss) From Operations
Net investment income(1)	$0.290	$0.300	$0.324	$0.368	$0.368
Net realized and unrealized gain (loss)	0.388	(0.746)	0.435	(0.465)	0.110

Total income (loss) from operations	$0.678	$(0.446)	$0.759	$(0.097)	$0.478

Less Distributions
From net investment income	$(0.288)	$(0.294)	$(0.319)	$(0.363)	$(0.348)

Total distributions	$(0.288)	$(0.294)	$(0.319)	$(0.363)	$(0.348)

Net asset value — End of year	$9.010	$8.620	$9.360	$8.920	$9.380

Total Return(2)	7.96%	(4.95)%	8.63%	(1.00)%	5.19%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,093	$1,626	$2,817	$3,757	$6,478
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.51%	1.52%	1.53%
Interest and fee expense(3)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	1.51%	1.52%	1.55%	1.57%	1.57%
Net investment income	3.26%	3.22%	3.53%	4.06%	3.87%
Portfolio Turnover	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.620	$9.370	$8.930	$9.390	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.288	$0.299	$0.324	$0.369	$0.367
Net realized and unrealized gain (loss)	0.390	(0.755)	0.435	(0.465)	0.111

Total income (loss) from operations	$0.678	$(0.456)	$0.759	$(0.096)	$0.478

Less Distributions
From net investment income	$(0.288)	$(0.294)	$(0.319)	$(0.364)	$(0.348)

Total distributions	$(0.288)	$(0.294)	$(0.319)	$(0.364)	$(0.348)

Net asset value — End of year	$9.010	$8.620	$9.370	$8.930	$9.390

Total Return(2)	7.96%	(5.05)%	8.63%	(0.99)%	5.19%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,475	$8,059	$9,179	$9,699	$13,453
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.48%	1.51%	1.52%	1.53%
Interest and fee expense(3)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	1.50%	1.52%	1.55%	1.57%	1.57%
Net investment income	3.24%	3.21%	3.52%	4.08%	3.86%
Portfolio Turnover	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$7.810	$8.480	$8.080	$8.500	$8.370

Income (Loss) From Operations
Net investment income(1)	$0.337	$0.351	$0.371	$0.411	$0.414
Net realized and unrealized gain (loss)	0.350	(0.675)	0.397	(0.424)	0.109

Total income (loss) from operations	$0.687	$(0.324)	$0.768	$(0.013)	$0.523

Less Distributions
From net investment income	$(0.337)	$(0.346)	$(0.368)	$(0.407)	$(0.393)

Total distributions	$(0.337)	$(0.346)	$(0.368)	$(0.407)	$(0.393)

Net asset value — End of year	$8.160	$7.810	$8.480	$8.080	$8.500

Total Return(2)	8.93%	(4.03)%	9.68%	(0.09)%	6.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,640	$16,539	$19,635	$18,510	$18,557
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52%	0.53%	0.55%	0.57%	0.57%
Interest and fee expense(3)	0.03%	0.04%	0.04%	0.05%	0.04%
Total expenses(4)	0.55%	0.57%	0.59%	0.62%	0.61%
Net investment income	4.18%	4.17%	4.46%	5.02%	4.81%
Portfolio Turnover	5%	9%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

75

Eaton Vance

Municipal Income Funds

August 31, 2014

Notes to Financial Statements — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2015	$536,265	$204,999	$—	$88,235
August 31, 2016	306,338	4,159,062	337,671	274,170
August 31, 2017	980,989	34,823	2,259,438	—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforward	$7,723,494	$8,255,659	$7,313,952	$5,591,639

Deferred capital losses:
Short-term	$1,737,876	$566,795	$1,154,926	$2,937,216
Long-term	$1,832,874	$2,732,442	$808,837	$2,488,964

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2016	$2,145,240	$1,027,752	$502,088
August 31, 2017	1,066,237	3,019,420	3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforward	$13,082,310	$15,444,485	$14,962,099

Deferred capital losses:
Short-term	$4,986,542	$6,538,937	$2,724,324
Long-term	$3,522,337	$1,486,482	$5,470,193

As of August 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

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enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$3,375,000	$2,200,000	$850,000	$3,750,000
Interest Rate or Range of Interest Rates (%)	0.10	0.07 - 0.10	0.06	0.06 - 0.10
Collateral for Floating Rate Notes Outstanding	$5,001,750	$3,300,215	$1,429,377	$5,658,100

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.07	0.10	0.05
Collateral for Floating Rate Notes Outstanding	$10,010,184	$4,546,692	$5,921,639

For the year ended August 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$3,375,000	$2,946,137	$850,000	$6,675,288
Average Interest Rate	0.69%	0.76%	0.67%	0.83%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$11,330,753	$9,274,658	$3,330,000
Average Interest Rate	0.77%	0.82%	0.85%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2014.

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The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2014 and August 31, 2013 was as follows:

	Year Ended August 31, 2014
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,268,100	$2,519,395	$2,666,468	$4,492,409
Ordinary income	$—	$51	$60,417	$58,250

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	Year Ended August 31, 2014
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,934,701	$5,015,432	$3,405,777
Ordinary income	$64,781	$219	$55,645

	Year Ended August 31, 2013
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,541,072	$2,861,041	$3,105,315	$5,311,680
Ordinary income	$1,474	$13,202	$—	$—
Tax return of capital	$25,153	$—	$—	$—

	Year Ended August 31, 2013
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$6,398,423	$6,065,027	$4,121,354
Ordinary income	$257,846	$—	$3,181

During the year ended August 31, 2014, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount.

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:
Paid-in capital	$(4,982)	$—	$—	$—
Accumulated net realized loss	$13,573	$41,621	$(51,288)	$(38,795)
Accumulated undistributed (distributions in excess of) net investment income	$(8,591)	$(41,621)	$51,288	$38,795

	Oregon Fund	South Carolina Fund	Virginia Fund

Change in:
Paid-in capital	$—	$—	$—
Accumulated net realized loss	$73,056	$55,474	$4,557
Accumulated undistributed net investment income	$(73,056)	$(55,474)	$(4,557)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

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As of August 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$—	$27,910	$110,987	$256,193
Capital loss carryforward and deferred capital losses	$(11,294,244)	$(11,554,896)	$(9,277,715)	$(11,017,819)
Net unrealized appreciation	$5,156,390	$5,036,764	$6,445,275	$9,151,600
Other temporary differences	$(44,995)	$(54,038)	$(19,565)	$(65,384)

	Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income	$232,113	$182,678	$197,966
Capital loss carryforward and deferred capital losses	$(21,591,189)	$(23,469,904)	$(23,156,616)
Net unrealized appreciation	$6,076,699	$9,261,731	$9,488,083
Other temporary differences	$(31,475)	$(69,256)	$(66,793)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, accretion of market discount and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$167,119	$220,589	$226,657	$412,996
Effective Annual Rate	0.29%	0.31%	0.32%	0.37%

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	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$429,441	$461,249	$300,089
Effective Annual Rate	0.38%	0.38%	0.34%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2014 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,585	$2,547	$1,994	$3,188
EVD’s Class A Sales Charges	$6,829	$4,501	$16,417	$21,323

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$2,623	$2,745	$3,993
EVD’s Class A Sales Charges	$37,450	$31,252	$4,673

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2014 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$86,363	$98,184	$124,370	$154,524

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$176,175	$152,440	$128,952

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to

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Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$7,548	$10,658	$9,694	$7,032
Class C Distribution Fees	$40,961	$118,278	$45,272	$146,077

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$20,865	$15,357	$9,960
Class C Distribution Fees	$112,153	$191,396	$57,932

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2014 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$2,013	$2,842	$2,585	$1,875
Class C Service Fees	$10,923	$31,541	$12,073	$38,954

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$5,564	$4,095	$2,656
Class C Service Fees	$29,907	$51,039	$15,449

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$40	$2,000	$15,000
Class B	$—	$1,000	$1,000	$3,000
Class C	$100	$3,000	$100	$4,000

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	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$2,000	$11,000	$—
Class B	$6,000	$1,000	$3,000
Class C	$3,000	$6,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2014 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$4,502,555	$154,316	$10,558,689	$9,891,096
Sales	$11,630,548	$9,614,360	$14,831,790	$34,941,850

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$20,107,427	$12,531,264	$4,060,292
Sales	$51,302,657	$47,069,609	$17,135,096

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	217,887	67	57,496	571,207
Issued to shareholders electing to receive payments of distributions in Fund shares	170,353	3,251	15,822	13,487
Redemptions	(1,181,624)	(13,990)	(132,927)	(528,276)
Exchange from Class B shares	33,711	—	—	—
Exchange to Class A shares	—	(31,548)	—	—

Net increase (decrease)	(759,673)	(42,220)	(59,609)	56,418

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	508,909	87	111,421	293,024
Issued to shareholders electing to receive payments of distributions in Fund shares	163,621	4,421	17,646	20,524
Redemptions	(801,508)	(15,333)	(234,889)	(678,175)
Exchange from Class B shares	87,139	—	—	—
Exchange to Class A shares	—	(81,543)	—	—

Net decrease	(41,839)	(92,368)	(105,822)	(364,627)

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Maryland Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	214,363	599	199,187	206,048
Issued to shareholders electing to receive payments of distributions in Fund shares	154,661	3,415	35,463	7,231
Redemptions	(902,882)	(38,201)	(392,199)	(250,627)
Exchange from Class B shares	38,308	—	—	—
Exchange to Class A shares	—	(35,126)	—	—

Net decrease	(495,550)	(69,313)	(157,549)	(37,348)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	240,292	555	569,651	345,219
Issued to shareholders electing to receive payments of distributions in Fund shares	173,529	4,557	36,816	8,748
Redemptions	(1,238,715)	(21,040)	(418,022)	(224,847)
Exchange from Class B shares	23,548	—	—	—
Exchange to Class A shares	—	(21,592)	—	—

Net increase (decrease)	(801,346)	(37,520)	188,445	129,120

Missouri Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	691,954	10,473	74,873	40,718
Issued to shareholders electing to receive payments of distributions in Fund shares	235,736	3,711	13,701	8,573
Redemptions	(1,055,053)	(18,694)	(125,712)	(239,696)
Exchange from Class B shares	14,733	—	—	—
Exchange to Class A shares	—	(13,331)	—	—

Net decrease	(112,630)	(17,841)	(37,138)	(190,405)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	520,705	180	113,223	239,171
Issued to shareholders electing to receive payments of distributions in Fund shares	255,330	4,094	13,396	12,049
Redemptions	(2,104,209)	(26,488)	(95,635)	(63,420)
Exchange from Class B shares	32,043	—	—	—
Exchange to Class A shares	—	(28,989)	—	—

Net increase (decrease)	(1,296,131)	(51,203)	30,984	187,800

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North Carolina Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,391,210	934	310,691	763,680
Issued to shareholders electing to receive payments of distributions in Fund shares	319,368	3,080	60,369	21,780
Redemptions	(2,539,472)	(33,515)	(831,814)	(997,608)
Exchange from Class B shares	5,629	—	—	—
Exchange to Class A shares	—	(5,235)	—	—

Net decrease	(823,265)	(34,736)	(460,754)	(212,148)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,813,686	1,178	627,463	714,001
Issued to shareholders electing to receive payments of distributions in Fund shares	338,950	5,129	66,965	25,723
Redemptions	(1,982,005)	(46,117)	(547,577)	(743,813)
Exchange from Class B shares	45,510	—	—	—
Exchange to Class A shares	—	(42,317)	—	—

Net increase (decrease)	216,141	(82,127)	146,851	(4,089)

Oregon Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,572,750	237	178,394	538,332
Issued to shareholders electing to receive payments of distributions in Fund shares	438,110	10,754	56,496	19,176
Redemptions	(2,655,167)	(84,012)	(774,868)	(1,138,765)
Exchange from Class B shares	35,564	—	—	—
Exchange to Class A shares	—	(32,514)	—	—

Net decrease	(608,743)	(105,535)	(539,978)	(581,257)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,778,229	2,689	468,771	1,618,902
Issued to shareholders electing to receive payments of distributions in Fund shares	439,750	12,855	67,574	25,429
Redemptions	(3,359,359)	(109,179)	(863,448)	(2,822,968)
Exchange from Class B shares	122,503	—	—	—
Exchange to Class A shares	—	(111,979)	—	—

Net decrease	(1,018,877)	(205,614)	(327,103)	(1,178,637)

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South Carolina Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,100,900	4,302	365,073	462,220
Issued to shareholders electing to receive payments of distributions in Fund shares	323,566	7,323	79,960	24,553
Redemptions	(2,263,857)	(60,969)	(692,223)	(1,178,003)
Exchange from Class B shares	117,631	—	—	—
Exchange to Class A shares	—	(110,902)	—	—

Net decrease	(721,760)	(160,246)	(247,190)	(691,230)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,417,018	93	731,519	1,429,179
Issued to shareholders electing to receive payments of distributions in Fund shares	344,300	10,755	87,149	27,524
Redemptions	(2,440,606)	(45,666)	(846,224)	(1,475,802)
Exchange from Class B shares	37,597	—	—	—
Exchange to Class A shares	—	(35,442)	—	—

Net decrease	(641,691)	(70,260)	(27,556)	(19,099)

Virginia Fund
	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	356,720	52	108,696	516,526
Issued to shareholders electing to receive payments of distributions in Fund shares	263,346	4,576	22,829	20,720
Redemptions	(1,202,915)	(57,038)	(236,598)	(861,456)
Exchange from Class B shares	16,468	—	—	—
Exchange to Class A shares	—	(14,870)	—	—

Net decrease	(566,381)	(67,280)	(105,073)	(324,210)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	410,208	7,622	165,131	479,456
Issued to shareholders electing to receive payments of distributions in Fund shares	292,150	7,053	24,754	20,580
Redemptions	(1,806,321)	(82,915)	(235,382)	(697,267)
Exchange from Class B shares	48,802	—	—	—
Exchange to Class A shares	—	(44,085)	—	—

Net decrease	(1,055,161)	(112,325)	(45,497)	(197,231)

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Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$51,974,446	$62,588,331	$65,248,852	$100,327,210

Gross unrealized appreciation	$5,307,241	$5,145,993	$6,721,228	$9,589,805
Gross unrealized depreciation	(150,851)	(109,229)	(275,953)	(438,205)

Net unrealized appreciation	$5,156,390	$5,036,764	$6,445,275	$9,151,600

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$105,258,254	$107,607,041	$74,611,427

Gross unrealized appreciation	$10,128,265	$9,633,532	$10,298,185
Gross unrealized depreciation	(4,051,566)	(371,801)	(810,102)

Net unrealized appreciation	$6,076,699	$9,261,731	$9,488,083

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2014.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At August 31, 2014, the Georgia Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $12,370. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at August 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2014. The Funds’ average overdraft advances during the year ended August 31, 2014 were not significant.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Notes to Financial Statements — continued

A summary of obligations under these financial instruments at August 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Georgia	12/14	85 U.S. Long Treasury Bond	Short	$(11,814,844)	$(11,907,968)	$(93,124)
Maryland	12/14	38 U.S. Long Treasury Bond	Short	$(5,281,930)	$(5,323,562)	$(41,632)
Missouri	12/14	29 U.S. 10-Year Treasury Note	Short	$(3,632,877)	$(3,647,657)	$(14,780)
	12/14	9 U.S. Long Treasury Bond	Short	(1,250,984)	(1,260,844)	(9,860)
Oregon	12/14	65 U.S. Long Treasury Bond	Short	$(9,034,881)	$(9,106,094)	$(71,213)
Virginia	12/14	135 U.S. Long Treasury Bond	Short	$(18,764,753)	$(18,912,656)	$(147,903)

At August 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2014 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Liability Derivative:
Futures Contracts	$(93,124	)(1)	$(41,632	)(1)	$(24,640	)(1)	$(71,213	)(1)	$(147,903	)(1)

Total	$(93,124)		$(41,632)		$(24,640)		$(71,213)		$(147,903)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2014 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,220,058	)(1)	$(471,994	)(1)	$(311,054	)(1)	$(754,815	)(1)	$(1,976,377	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(78,987	)(2)	$(36,516	)(2)	$(8,427	)(2)	$(71,213	)(2)	$(120,975	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

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Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended August 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund	Virginia Fund

Average Notional Amount:
Futures Contracts — Short	$13,113,000	$5,050,000	$5,093,000	$5,361,000	$21,576,000

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,505,836	$—	$60,505,836

Total Investments	$—	$60,505,836	$—	$60,505,836

Liability Description

Futures Contracts	$(93,124)	$—	$—	$(93,124)

Total	$(93,124)	$—	$—	$(93,124)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$69,825,095	$—	$69,825,095

Total Investments	$—	$69,825,095	$—	$69,825,095

Liability Description

Futures Contracts	$(41,632)	$—	$—	$(41,632)

Total	$(41,632)	$—	$—	$(41,632)

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August 31, 2014

Notes to Financial Statements — continued

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$72,544,127	$—	$72,544,127

Total Investments	$—	$72,544,127	$—	$72,544,127

Liability Description

Futures Contracts	$(24,640)	$—	$—	$(24,640)

Total	$(24,640)	$—	$—	$(24,640)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$113,228,810	$—	$113,228,810

Total Investments	$—	$113,228,810	$—	$113,228,810

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$117,889,953	$—	$117,889,953

Total Investments	$—	$117,889,953	$—	$117,889,953

Liability Description

Futures Contracts	$(71,213)	$—	$—	$(71,213)

Total	$(71,213)	$—	$—	$(71,213)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$119,968,772	$—	$119,968,772

Total Investments	$—	$119,968,772	$—	$119,968,772

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,429,510	$—	$87,429,510

Total Investments	$—	$87,429,510	$—	$87,429,510

Liability Description

Futures Contracts	$(147,903)	$—	$—	$(147,903)

Total	$(147,903)	$—	$—	$(147,903)

The Funds held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

90

Eaton Vance

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August 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2014 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund as of August 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 14, 2014

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%
Maryland Municipal Income Fund	100.00%
Missouri Municipal Income Fund	97.78%
North Carolina Municipal Income Fund	98.72%
Oregon Municipal Income Fund	98.70%
South Carolina Municipal Income Fund	99.99%
Virginia Municipal Income Fund	98.39%

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Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Georgia Municipal Income Fund		Maryland Municipal Income Fund
Nominee for Trustee	Number of Shares(1)		Number of Shares(1)
	For	Withheld	For	Withheld
Scott E. Eston	5,753,384	15,647	6,292,011	152,501
Cynthia E. Frost	5,753,384	15,647	6,292,011	152,501
George J. Gorman	5,753,384	15,647	6,292,011	152,501
Valerie A. Mosley	5,753,384	15,647	6,292,011	152,501
Harriett Tee Taggart	5,753,384	15,647	6,292,011	152,501

(1)	Excludes fractional shares.

	Missouri Municipal Income Fund		North Carolina Municipal Income Fund
Nominee for Trustee	Number of Shares(1)		Number of Shares(1)
	For	Withheld	For	Withheld
Scott E. Eston	5,910,834	133,253	10,980,811	71,306
Cynthia E. Frost	5,910,834	133,253	10,980,811	71,306
George J. Gorman	5,910,834	133,253	10,980,811	71,306
Valerie A. Mosley	5,910,834	133,253	10,980,811	71,306
Harriett Tee Taggart	5,910,834	133,253	10,901,044	151,073

(1)	Excludes fractional shares.

	Oregon Municipal Income Fund		South Carolina Municipal Income Fund
Nominee for Trustee	Number of Shares(1)		Number of Shares(1)
	For	Withheld	For	Withheld
Scott E. Eston	11,816,949	374,498	12,348,773	359,732
Cynthia E. Frost	11,813,841	377,606	12,348,773	359,732
George J. Gorman	11,813,841	377,606	12,354,686	353,819
Valerie A. Mosley	11,816,949	374,498	12,344,688	363,817
Harriett Tee Taggart	11,816,949	374,498	12,354,686	353,819

(1)	Excludes fractional shares.

	Virginia Municipal Income Fund
Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	9,087,224	36,412
Cynthia E. Frost	9,073,977	49,659
George J. Gorman	9,074,611	49,025
Valerie A. Mosley	9,050,934	72,703
Harriett Tee Taggart	9,086,848	36,789

(1)	Excludes fractional shares.

93

Eaton Vance

Municipal Income Funds

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide

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Board of Trustees’ Contract Approval — continued

services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

96

Eaton Vance

Municipal Income Funds

August 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

97

Eaton Vance

Municipal Income Funds

August 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

98

Eaton Vance

Municipal Income Funds

August 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

99

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

100

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445 8.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2013 and August 31, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$29,710	$31,010
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,090	$10,700
All Other Fees(3)	$0	$0

Total	$39,800	$41,710

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$37,360	$37,660
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,990	$10,600
All Other Fees(3)	$0	$0

Total	$47,350	$48,260

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$32,710	$33,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,290	$9,870
All Other Fees(3)	$0	$0

Total	$42,000	$43,130

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$37,090	$37,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,790	$10,590
All Other Fees(3)	$0	$0

Total	$46,880	$48,280

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$34,100	$36,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,240	$10,020
All Other Fees(3)	$0	$0

Total	$43,340	$46,470

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$34,150	$36,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,790	$10,590
All Other Fees(3)	$0	$0

Total	$43,940	$46,640

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$33,690	$33,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,290	$9,870
All Other Fees(3)	$0	$0

Total	$42,980	$43,760

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/12	7/31/13	8/31/13	9/30/13	7/31/14	8/31/14
Audit Fees	$298,710	$218,460	$362,120	$305,610	$226,860	$246,010
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$67,300	$55,810	$103,790	$69,550	$59,510	$72,240
All Other Fees(3)	$1,550	$0	$0	$0	$0	$0

Total	$367,560	$274,270	$465,910	$375,160	$286,370	$318,250

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/12	7/31/13	8/31/13	9/30/13	7/31/14	8/31/14
Registrant(1)	$68,850	$55,810	$103,790	$69,550	$59,510	$72,240
Eaton Vance(2)	$606,619	$276,151	$417,309	$369,820	$397,473	$256,315

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 9, 2014